Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants	3 Months Ended
Mar. 31, 2023 USD ($) $ / shares
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Expected dividend yield (in Dollars) | $
Volatility	132.65%
Weighted average fair value per warrant (in Dollars per share) | $ / shares	$ 0.29
Bottom of Range [Member]
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Risk-free interest rate	3.60%
Expected life of warrants	2 years 9 months 29 days
Top of Range [Member]
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Risk-free interest rate	3.81%
Expected life of warrants	4 years 11 months 1 day